Trade receivables and other current assets (Tables)	6 Months Ended
Jun. 30, 2025
Trade receivables and other current assets
Schedule of trade receivables and other current assets

	June 30, 2025	December 31, 2024
Trade receivables	40,310	32,886
Deposits and prepayments	3,637	4,274
VAT refundable	5,941	4,962
Other receivables	79	9
Total	49,967	42,131